GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment (note 5.3)	$ 204	$ 116	$ 1,038
Non-current assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment (note 5.3)	153	116	1,038
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment (note 5.3)	0	0	194
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment (note 5.3)	10	0	0
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment (note 5.3)	$ 143	$ 116	$ 844